Fair values of financial assets and liabilities - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	£ 19,631	£ 12,577
Total liabilities designated at fair value through profit or loss	5,283	5,178
Total financial liabilities (excluding derivatives) at fair value	24,914	17,755	[1]	£ 23,123
Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	18,057	11,037
Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	1,574	1,540
Debt securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	5,265	5,159
Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	18	19
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	1,569	1,505
Total liabilities designated at fair value through profit or loss	0	0
Total financial liabilities (excluding derivatives) at fair value	1,569	1,505
Level 1 £m | Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Level 1 £m | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	1,569	1,505
Level 1 £m | Debt securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	0	0
Level 1 £m | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	18,062	11,072
Total liabilities designated at fair value through profit or loss	5,241	5,133
Total financial liabilities (excluding derivatives) at fair value	23,303	16,205
Level 2 £m | Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	18,057	11,037
Level 2 £m | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	5	35
Level 2 £m | Debt securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	5,223	5,114
Level 2 £m | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	18	19
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Total liabilities designated at fair value through profit or loss	42	45
Total financial liabilities (excluding derivatives) at fair value	42	45
Level 3 £m | Liabilities in respect of securities sold under repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Level 3 £m | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total trading liabilities	0	0
Level 3 £m | Debt securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	42	45
Level 3 £m | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total liabilities designated at fair value through profit or loss	£ 0	£ 0

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.